Repurchase of Shares	12 Months Ended
Sep. 30, 2012
Repurchase of Shares [Abstract]
Repurchase of Shares

Note 12 — Repurchase of Shares

In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months. In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months. In April 2011, the Company completed the repurchase of the remaining authorized amount under the April 2010 share repurchase plan and began executing repurchases under the February 2011 plan. In fiscal 2012, the Company repurchased approximately 16,288 ordinary shares at an average price of $29.74 per share (excluding broker and transaction fees). In fiscal 2011, the Company repurchased approximately 21,866 ordinary shares at an average price of $28.53 per share (excluding broker and transaction fees). As of September 30, 2012, the Company had remaining authority to repurchase up to $202,776 of its outstanding ordinary shares under the February 2011 plan. In November 2012, the Company’s board of directors adopted another share repurchase plan authorizing the repurchase of up to $500,000 of its outstanding ordinary shares. The November 2012 plan has no expiration date. The authorizations permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate.